NATIONWIDE VARIABLE INSURANCE TRUST
American Century NVIT Multi Cap Value Fund
BlackRock NVIT Equity Dividend Fund (formerly, Invesco NVIT Comstock Value Fund)
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Large Cap Growth Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
Templeton NVIT International Value Fund

Supplement dated December 1, 2017
to the Prospectus dated May 1, 2017 (as revised May 23, 2017)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Templeton NVIT International Value Fund

Effective January 1, 2018, the Prospectus is amended as follows:

1.	The table under the section entitled "Portfolio Managers" on page 33 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Antonio T. Docal, CFA	Director of Portfolio Management/Executive Vice President/Portfolio Manager-Research Analyst	Since 2009
Peter A. Nori, CFA	Executive Vice President/Portfolio Manager-Research Analyst	Since 2009
Matthew R. Nagle, CFA	Portfolio Manager	Since 2018

2.	All references to, and information regarding, Cindy L. Sweeting, CFA, in the Prospectus, are deleted in their entirety.

3.	The following replaces the information under the heading "Templeton NVIT International Value Fund" on page 54 of the Prospectus:

Antonio T. Docal, CFA, is responsible for the day-to-day management of the Fund.  Peter A. Nori, CFA, and Matthew R. Nagle, CFA, support Mr. Docal in the management of the Fund.

Mr. Docal joined Franklin Templeton Investments in 2001.  He holds a BA in economics from Trinity College and an MBA with concentrations in finance and international management from the Sloan School of Management at the Massachusetts Institute of Technology.  Mr. Docal is a Chartered Financial Analyst (CFA).

Mr. Nori joined Franklin Templeton Investments in 1987.  He holds a BS in finance and an MBA, with an emphasis in finance from the University of San Francisco.  He is a Chartered Financial Analyst (CFA) and a member of the CFA Institute.

Mr. Nagle joined Franklin Templeton Investments in 2003.  He is a Chartered Financial Analyst (CFA) and has 19 years of investment management experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE